Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Five Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (42,218)	S/ (22,242)
Ten Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (84,437)	(44,483)
Fifteen Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (126,655)	(66,725)
Five Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 42,218	22,242
Ten Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 84,437	44,483
Fifteen Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 126,655	S/ 66,725